COPLEY FUND, INC.
                SUPPLEMENT DATED JULY 1, 2005
             TO THE PROSPECTUS DATED JULY 1, 2004


THE FOLLOWING FINANCIAL INFORMATION SUPERCEDES THE FINANCIAL INFORMATION SETFORTH IN THE FUND'S PROSPECTUS UNDER "Performance" and "Financial Highlights":

PERFORMANCE

The bar chart and table below can help in evaluating the potential risks of investing in the Fund. The bar chart shows changes in the yearly performance of the Fund over the last ten years. The table compares the average annual returns for the past one-year, five-year, and ten-year periods of the Fund, before and after taxes, with the average annual returns of the S&P 500 for the same periods. Keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.

                1995    1996     1997    1998    1999      2000      2001     2002      2003    2004
                -----   -----    -----   -----   -----     -----     -----    -----     -----   -----
Fund            26.08%   5.68%   25.07%  13.69%  (6.86)%   22.50%    (9.30)%  (13.93)%  14.31%  13.00%
S&P 500         20.73%  21.85%   33.62%  26.69%  11.55%    (10.10)%  (10.59)% (22.10)%  26.20%  21.25%

Best Quarter			Worst Quarter

    13.6%                          (14.95%)

  3rd-2000                         3rd-2002

The performance information shown above is based on full calendar years.

The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
						1 Year	5 Years	10 Years

Fund Return Before Taxes                        13.00%   6.99%   7.50%
Fund Return After
  Taxes on Distributions                        N/A**   N/A**   N/A**
Fund Return After
  Taxes on Distributions
  and Sale of Fund Shares*                      11.05%   5.94%   6.37%
S&P 500 Index+                                  21.25%  (3.5)%  10.40%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements, such as 401(k) plans or individual retirement accounts.

** The Fund does not normally make distributions.

+ The S&P 500 Composite Stock Price is an unmanaged index of equity securities and does not include the actual costs of fund operations or management expenses. Returns for the S&P 500 Index are returns before taxes.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER TRANSACTION FEES*
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed
  on Purchases (as a % of offering price)		None

Maximum Sales Charge (Load) imposed
  on Reinvested Dividends                               None

Redemption Fee+                                         2.00%

Exchange Fee                                            None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

Management Fee **                                       0.63%

Distribution and Service (12b-1) Fees			0.00%

Other Expenses                                          0.38%

Total Annual Fund Operating Expenses*** 		1.01%

* Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets so their effect is included in the share price. The Fund has no sales charges (loads) or Rule 12b-1 distribution fees.

+ A redemption fee of 2.00% is assessed if shares are redeemed in less than six months from the date of purchase. See "Purchasing and Selling Fund Shares - Selling Shares".

** This 0.63% reflects the waiver by the Advisor of $60,000 in advisory fees that otherwise would have been payable. Without such waiver the fee would have been 0.71%.

*** Actual operating expenses after advisory fee waiver were 1.01% or $714,265. The Advisor voluntarily waived a portion of the advisory fees but it is under no contractual obligation to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 Year  3 Years 5 Years 10 Years

                                ------  ------- ------- --------
Copley Fund, Inc.               $106    $331    $574    $1,274


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the fiscal years ended February 28, 2003, February 29, 2004 and February 28, 2005. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund. Information was derived from financial statements audited by Roy G. H ale, CPA, whose report, along with the Fund's financial statements, is included in the Fund's annual report to Shareholders, which is available at no charge on request by calling 1-877-881-2751.

                        COPLEY FUND, INC.
                        FINANCIAL HIGHLIGHTS
        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                YEAR            YEAR            YEAR
                                ENDED           ENDED           ENDED
                                2/28/05         2/29/04         2/28/03
                                --------        --------        --------
Net asset value,
 beginning of period            $  39.26        $  31.33        $  37.66

Income (loss) from
 investment Operations:
   Net investment (loss)            0.99            0.85            0.95
   Net realized and unrealized
   gains(losses) on securities      3.63            7.08           (7.28)


Total income (loss) from
investment operations               4.62            7.93           (6.33)

Less distributions:
  Dividends (from net
   investment income)                 -               -               -
  Distributions (from
   net realized gains)                -               -               -
                                    ____________________________________

Total distributions                 (0.00)         (0.00)          (0.00)

Net asset value,
 end of period                    $ 43.88         $ 39.26        $ 31.33

Total return                        11.77%          25.31%        (16.81)%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period         $72,079,060     $69,472,976     $57,643,837

Ratio of total expenses to
  average net assets                 1.31%           1.45%          1.43% **

Ratio of net expenses to
  average net assets                 1.22%           1.35%          1.34% **+

Ratio of net investment
 (loss) to average net
 assets                              2.25%           2.23%          2.38% **
Ratio of net investment
 (loss) to average net
   assets                            2.33%+          2.42%+         2.47% **+
Portfolio turnover rate
  rate                               0.44%           0.92%          8.65%


**  Annualized, includes income taxes
*** Not Annualized, includes income taxes
+ After payment of expenses by Advisor and waiver of investment advisory fee (as noted in the Statement of Operations).

THE FOLLOWING INFORMATION SUPERCEDES THE INFORMATION UNDER "INVESTMENT ADVISOR" IN THE FUND'S PROSPECTUS.

Copley Financial Services, Inc. (Manager) P.O. Box 3287, Fall River, Massachusetts, 02722 is the Fund's investment manager pursuant to an advisory agreement last approved by shareholders on May 19, 1994. Mr. Irving Levine is responsible for the Fund's management. He is president of the Manager and has managed the Fund since its inception in 1978. For its services the Manager received a fee of 0.63% of average net assets during the last fiscal year. This figure reflects a $60,000 voluntary fee waiver. Without such waiver the fee would have been 0.71% of average net assets. The Advisor is not contractually obligated to make such waiver in the future.
In 2004, the Fund's ratio of total annual operating expenses to average net assets was 1.01%.